SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	(a) Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Going concern

(b)    Going concern

The Group experienced net loss of approximately RMB371,166,000,  RMB25,813,000 and RMB52,705,000  (US$7,570,000) for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2019, the Group had net current liabilities of approximately RMB1,642,726,000  (US$ 235,964,000), excluding net asset held for sale. These conditions raised substantial doubt about the Group's ability to continue as a going concern.

When preparing the consolidated financial statements as of December 31, 2019 and for the year then ended, the Group ’s management concluded that a going concern basis of preparation was appropriate after analyzing the cash flow forecast for the next twelve months. In preparing the cash flow analysis, management took into account of a) estimated consideration of RMB1,830,000,000  (US$262,863,000) from planned disposal of the cloud infrastructure buildings and assets held for sale, and b) locating more domestic CDN customers from 2020 to compensate the estimated revenue decrease from US, and controlling its operating costs and negotiating with vendors for more favorable payment terms.

If the Group fails to achieve these goals, the Group may need additional financing to execute its business plan. If additional financing is required, the Group cannot predict whether this additional financing will be in the form of equity, debt, or another form, and the Group may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In the event that financing sources are not available, or that the Group is unsuccessful in increasing its gross profit margin and reducing operating losses, the Group may be unable to implement its current plans for expansion, repay debt obligations or respond to competitive pressures, any of which would have a material adverse effect on the Group's business, prospects, financial condition and results of operations.

Management prepared the consolidated financial statements assuming the Group will continue as a going concern. However, there is no assurance that the measures above can be achieved as planned. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. If the Group is unable to continue as a going concern, it may have to liquidate its assets and may receive less than the value at which those assets are carried on the financial statements.

Principles of consolidation

(c)    Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company is the primary beneficiary. All inter-company transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation. Results of acquired subsidiaries or VIEs are consolidated from the date on which control is transferred to the Company.

Use of estimates

(d)    Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets, renewal period of lease terms and incremental borrowing rate of right-of-use assets and related lease obligations, impairment of long-term investments, long-lived assets and intangible assets, allowance for doubtful accounts, accounting for deferred income taxes, and accounting for share-based compensation arrangements. The valuation of and accounting for the Group’s financial instruments also require significant estimates and judgments provided by management. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency

(e)    Foreign currency

The functional currency of the Company and each of its subsidiaries and VIEs is the Renminbi (“RMB”), except for ChinaCache US, CCAL, ChinaCache HK, ShenRong HK, ChinaCache IE, and ChinaCache UK, which are the United States dollar (“US$”), Hong Kong dollar (“HK$”), Euro (“EUR”) and Great Britain Pound (“GBP”) respectively, as determined based on the criteria of Accounting Standards Codification (“ASC”) 830 (“ASC 830”) “Foreign Currency Matters”. The reporting currency of the Company is also the RMB. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of comprehensive loss.

Convenience translation

(f)    Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.9618 on December 31, 2019 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents

(g)    Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

For the purpose of the consolidated statements of cash flows, cash and cash equivalents also consist of cash and cash equivalents included in assets held for sale.

Restricted Cash	(h) Restricted Cash As of December 31, 2018 and 2019, all the restricted cash relates to cash frozen by courts order during the ongoing legal proceedings.
Accounts receivable and allowance for doubtful accounts

(i)    Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased.

Property and equipment

(j)    Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Optical Fibers	20 years
Computer equipment	3-15 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Building	20-40 years

Repair and maintenance costs are charged to expense when incurred, whereas the cost of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirement, sale and disposals of assets are recorded by removing the cost and related accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use. The amounts of interest that would be capitalized were immaterial during the years ended December 31, 2017, 2018 and 2019.

Land use right

(k)    Land use right

The land use right represents the amounts paid and relevant costs incurred for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use right agreement.

Intangible assets

(l)    Intangible assets

Intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets as follows:

Purchased software	5 years

Long-lived assets (disposal group) to be disposed of by sale

(m)    Long-lived assets (disposal groups) to be disposed of by sale

The Group classifies long-lived assets and disposal groups as held for sale if their carrying amounts will be recovered principally through disposal by sale rather than through continuing use. Such long-lived assets and disposal groups are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the sale, excluding the finance costs and income tax expense.

The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn.

Property and equipment, land use right and intangible assets are not depreciated or amortized once classified as held for sale.

Assets and liabilities classified as held for sale are presented separately as current items in the consolidated balance sheets.

If circumstances arise that previously were considered unlikely and, as a result, an entity decides not to sell a long-lived asset or disposal group previously classified as held for sale, the asset or disposal group would be reclassified as held and used. The Group measures long-lived assets that are reclassified on an individually basis at the lower of the following:

a.

Its carrying amount before the asset or disposal group was classified as held for sale, adjusted for any depreciation or amortization expense that would have been recognized had the asset or disposal group been continuously classified as held and used; and

b.Its fair value at the date of the subsequent decision not to sell.

A disposal group qualifies as discontinued operation if it is a component of the Group that either has been disposed of, or is classified as held for sale, and the disposal represents a strategic shift that has (or will have) a major effect on the Group’s operations and financial results.

Impairment of long-lived assets

(n)    Impairment of long-lived assets

The Group evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable.  When these events occur, the Group evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.  For long-lived assets held for sale, assets are written down to fair value less cost to sell.  Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets. Impairment charge of RMB21,757,000,  nil and nil  were recognized from properties and equipment and intangible assets for the years ended December 31, 2017, 2018 and 2019, respectively.

Investments

(o)    Investments

Available-for-sale investments

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Such available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive loss in shareholders’ deficit. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to its estimated fair value. The new cost basis will not be adjusted for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in other comprehensive loss except for other-than-temporary impairment, which would be charged to current period earnings. Impairment of available-for-sale investments for the years ended December 31, 2017, 2018 and 2019 were RMB 3,290,000,  nil and nil, respectively.

Investment in limited partnerships

Where consolidation is not appropriate, the Group applies the equity method of accounting that is consistent with ASC 323 “Investments - Equity Method and Joint Ventures” to limited partnerships in which the Group holds either (a) a five percent or greater interest or (b) less than a five percent interest when the Group has more than virtually no influence over the operating or financial policies of the limited partnership. The Group considers certain qualitative factors in assessing whether it has more than virtually no influence for partnership interests of less than five percent. For investments other than those described in (a) and (b) above, the Group applies the cost method of accounting.

Cost method investment

Prior to adopting ASC Topic 321 (“ASC 321”), Investments – Equity Securities, on January 1, 2018, the Group carries at cost its investments in investees that do not have readily determinable values or investments and over which the Group does not have significant influence, in accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments. The Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Group's share of earnings since its investment.

Management regularly evaluates the impairment of equity investments without readily determinable fair value based on the performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. Impairment of cost method investment for the years ended December 31, 2017, 2018 and 2019 were RMB400,000,  nil and nil, respectively.

The Group adopted ASC 321 on January 1, 2018 and the cumulative effect of adopting the new standard on opening accumulated deficit is nil. Pursuant to ASC 321, equity investments, except for those accounted for under the equity method and those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Equity securities with readily determinable fair value are measured at fair values, and any changes in fair value are recognized in earnings.

Pursuant to ASC 321, for equity investments measured at fair value with changes in fair value recorded in earnings, the Group does not assess whether those securities are impaired. For those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date.  If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in net income equal to the difference between the carrying value and fair value.

Fair value of financial instruments

(p)    Fair value of financial instruments

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, restricted cash, accounts receivable, other receivables included in prepaid expenses and other current assets, short-term investments, short term borrowings, accounts payables, accrued expenses, balances with related parties and other payables, approximate their fair values because of the short-term maturity of these instruments. The carrying amounts of long-term borrowings approximates its fair value since it bears interest rate which approximates market interest rates. Available-for-sale investments were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in accumulated other comprehensive income. The Group, with the assistance of an independent third-party valuation firm, determined the estimated fair value of its available-for-sale investments that are recognized in the consolidated financial statements.

Revenue recognition

(q)    Revenue recognition

The Group provides a portfolio of content and application delivery total solutions within its one class of services, such as, web page content services; file transfer services; rich media streaming services; guaranteed application delivery; managed internet data services; cloud services; content bridging services; mobile internet solution; and value-added services to its customers that in turn improve the performance, reliability and scalability of their internet services and applications.

On January 1, 2018, the Group adopted ASU No. 2014-09, Revenue from Contracts with Customers, (“ASC 606”), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, (“ASC 605”), using the modified retrospective transition method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with historic accounting under ASC 605. The impact of adopting the new revenue standard was not material to the consolidated financial statements and there was no adjustment to beginning retained earnings on January 1, 2018.

Under ASC 606, an entity recognizes revenue as the Group satisfies a performance obligation when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.

Once a contract is determined to be within the scope of ASC 606 at contract inception, the Group reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Group recognizes revenue based on the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Group is a principal and records revenue on a gross basis when the Group is primarily responsible for fulfilling the service, has discretion in establish pricing and controls the promised service before transferring that service to customers. Otherwise, the Group records revenue at the net amounts as commissions.

The Group generates revenue from CDN, IDC and IX services under ASC Topic 606:

CDN Services

CDN is a content distribution network built on the network. Relying on the edge servers deployed in various regions, through load balancing, content distribution, scheduling and other functional modules of the central platform, CDN enables users to obtain the required content nearby, reduces network congestion, and improves user access response speed and hit rate. For revenue stream of CDN, the promised service is to provide CDN service to the customer, which is qualified as a single distinct performance obligation. The unit price is fixed when contract entered with customers. CDN services are typically provided to customers over the contract service period and the related revenues are recognized based on actual usage over the term of the contract after the reconciliation with customers completed. The Group is a principal and records revenue for CDN service on a gross basis.

IDC Services

IDC services provide cabinet rental and bandwidth service to customer. The Group provides two promised services, cabinet rental and bandwidth service. The promise services are not distinct within the context of the contract as the goal of IDC is to combine traditional internet data center and content delivery. The reason why the customers rent the Group’s cabinet is not only to benefit from the Group’s physical hosting location and maintenance service, but also to enjoy the bandwidth service provided by the Group. It is cost efficient to consume the Group’s bandwidth service rather than to connect directly to bandwidth service provider such as China Unicom or China Mobile. Thus, these two promise services within the contract of IDC service-cabinet rental and bandwidth service are not distinct and shall be identified as one performance obligation. Typically, IDC services are provided to customers for a fixed unit price over the contract service period and the related revenues are recognized based on actual usage and unit price over the term of the contract after the reconciliation with customers completed. The Group is a principal and records revenue for IDC service on a gross basis.

IX Services

IX Services allow networks to interconnect directly, via the exchange, rather than through one or more third-party networks. The primary advantages of direct interconnection are cost, latency, and bandwidth. Same as IDC, there are two promised services within the contract, one is to provide a port usage and the other is to provide bandwidth. However, the service is not distinct within context of the contract as the services provided is highly integrated. Thus, only one performance obligation is identified for IX revenue stream. The unit price is fixed when contract entered with customers. IX services are provided to customers over the contract service period and the related revenues are recognized based on actual usage and unit price over the term of the contract after the reconciliation with customers completed. The Group is a principal and records revenue for IX service on a gross basis.

6% of value-added tax, or VAT are applied on all services provided by the Group’s PRC subsidiaries and VIEs and VIEs’ subsidiaries.

Disaggregation of revenues

The following table illustrates the disaggregation of revenue by revenue stream for the years ended December 31, 2017, 2018 and 2019.

	For the Years Ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000	US$’000
CDN Services	669,938	709,498	648,117	93,096
IDC Services	149,316	185,973	255,524	36,704
IX Services	33,314	27,120	14,987	2,153
Total	852,568	922,591	918,628	131,953

The following table provides information about accounts receivables and contract liabilities from contracts with customers:

	Years as of December 31,
	2018	2019
	RMB’000	RMB’000	US$’000
Accounts receivables	210,476	105,608	15,170
Advance from customers	18,598	15,323	2,201

Cost of revenues

(r)    Cost of revenues

Cost of revenue consists primarily of depreciation of the Group's long-lived assets, amortization of acquired intangible assets, maintenance, purchase of bandwidth and other overhead expenses directly attributable to the provision of content and application delivery total solutions.

All the services provided by the Group in the PRC, including VIEs are subject to VAT. Such VAT (to the extent that is non-deductible) and other surcharges are accrued and charged to cost of revenues as the related exclusive business support, technical and consulting services are rendered.

Advertising expenditures

(s)    Advertising expenditures

Advertising expenditures are expensed as incurred. Advertising expenditures, included in sales and marketing expenses, amounted to approximately RMB200,000,  nil and nil for the years ended December 31, 2017, 2018 and 2019, respectively.

Research and development costs

(t)    Research and development costs

Research and development costs consist primarily of payroll and related personnel costs for minor routine upgrades and related enhancements to the Group's services and network. Costs incurred in the development of the Group's services are expensed as incurred. To date, the amount of costs qualifying for capitalization has been insignificant.

Government grant

(u)    Government grant

Government grant are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grant is determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grant in the future. Government grant are recognized when it is probable that the Group will comply with the conditions attached to them, and the grant are received. When the grant relates to an expense item, it is recognized as deferred government grant and released to the consolidated statements of comprehensive loss over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as other operating income. Where the grant relates to an asset, it is recognized as deferred government grant and released to the consolidated statements of comprehensive loss in equal amounts over the expected useful life of the related asset, when operational, as other operating income.

Government grant received by the Group also consist of unrestricted grant which are received on an unsolicited and unconditional basis to support the growth of the Group and do not relate to the Group's operating activities. Unrestricted grant is classified as non-operating income and recorded in other income on the consolidated statements of comprehensive loss upon receipt.

Leases

(v)    Leases

Leases are classified at the inception date as either a finance lease or an operating lease. The Group did not enter into any leases whereby it is the lessor for any of the periods presented. The Group leases equipment under finance lease agreements. As the lessee, a lease is a finance lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is for the major part of the equipment’s estimated remaining economic life, or d) the present value of the sum of the lease payments and any residual value guaranteed that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of equipment, d) the equipment is of such specialized nature that is expected to have no alternative use to the lessor at the end of lease term. A lease involving integral equipment is a finance lease only if condition (a) or (b) exists. A finance lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

The Group has certain operating leases for offices and IDC buildings 3# with equipment in it. Some leases include one or more options to renew, which is typically at the Group's sole discretion. The majority of renewals to extend the lease terms are not included in our right of use assets and lease liabilities as they are not reasonably certain of exercise. The Group regularly evaluates the renewal options, and, when it is reasonably certain of exercise, it will include the renewal period in its lease term. New lease modifications result in remeasurement of the right of use asset and lease liability. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

In February 2016, the FASB issued a new standard related to leases to increase transparency and comparability among organizations by requiring the recognition of operating lease right-of-use (“ROU”) assets and lease liabilities on the balance sheet. Most prominent among the changes in the standard is the recognition of ROU assets and lease liabilities by lessees for those leases classified as operating leases. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The Group is also required to recognize and measure new leases at the adoption date and recognize a cumulative-effect adjustment in the period of adoption using a modified retrospective approach, with certain practical expedients available.

On January 1, 2019, the Group adopted the new lease accounting standard using a modified retrospective transition method which allowed the Group not to recast comparative periods presented in its  consolidated financial statements. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities and had no impact on accumulated deficit as of January 1, 2019. It had an impact on the Group’s consolidated balance sheets, by initial recognition of ROU assets and lease liabilities of RMB166,124,000 (US$23,862,000)and RMB164,358,000 (US$23,608,000) , respectively, for operating leases, while the Group’s accounting for finance leases remained substantially unchanged. The adoption of ASC 842 did not have a material impact on the Group’s results of operations or cash flows in the current year and prior year comparative periods and as a result, a cumulative-effect adjustment was not required.ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term, using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate for the same term as the underlying lease.

Income taxes

(w)    Income taxes

The Group follows the liability method in accounting for income taxes in accordance to ASC topic 740 "Taxation" (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Group adopted ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements.  The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “interest expense” and “other expenses,” respectively, in the consolidated statements of comprehensive loss.

Share-based compensation

(x)    Share-based compensation

Share options and restricted share units award granted to employees are accounted for under ASC 718 “Compensation – Stock Compensation”. In accordance with ASC 718, the Company determines whether share options or restricted share units award should be classified and accounted for as liability or equity award. All grants of share options and restricted share units award to employees classified as equity award are recognized in the financial statements over their requisite service periods based on their grant date fair values.

The Company has elected to recognize compensation expenses using the accelerated method for its share options and restricted share units granted. For restricted share awards granted with performance conditions, the Company commences recognition of the related compensation expense if it is probable the defined performance condition will be met. To the extent that the Company determines that it is probable that a different number of share-based awards will vest depending on the outcome of the performance condition, the cumulative effect of the change in estimate is recognized in the period of change. Forfeitures are recognized when they occur.

The Company, with the assistance of an independent valuation firm, determined the estimated fair values of the share options granted to employees and non-employees using the binomial option pricing model.

On January 1, 2018, the Company adopted ASU 2017-09”Compensation - Stock Compensation: Scope of Modification Accounting”, which provides clarity and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in ASC 718 to a change to the terms or conditions of a share-based payment award. The adoption of ASU 2017-09 did not have a material impact on the Company’s consolidated financial statements.

Comprehensive income/(loss)

(z)    Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the increase/(decrease) in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income/(loss) is reported in the consolidated statements of operations and comprehensive loss. Accumulated other comprehensive loss of the Group includes foreign currency translation adjustments related to ChinaCache US, CCAL, ChinaCache HK, ShenRong HK, ChinaCache IE, and ChinaCache UK whose functional currency are US$, US$, HK$, EUR and GBP respectively, and the change in fair value of available-for-sale investments and their corresponding deferred tax impact, if any.

Segment reporting

(aa)    Segment reporting

The Group follows ASC 280, “Segment Reporting.” The Group's Chief Executive Officer or chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment through the provision of a single class of global services for accelerating and improving the delivery of content and applications over the Internet. As the Group's long-lived assets are substantially all located in the PRC, revenues are derived from each subsidiary and most of the services are provided in PRC, no geographical segments are presented.

Share Repurchase Program

(bb)    Treasury Stock

The Group accounted for shares repurchased as treasury stock at cost in accordance with ASC Subtopic 505-30 (“ASC 505-30”), “Treasury Stock”, and is shown separately in the shareholders’ deficit as the Group has not yet decided on the ultimate disposition of those ADSs acquired. When the Group uses the treasury stock to settle the exercise of share options and restricted share units vested, the difference between the proceeds received upon settlement and the repurchase price is debited into accumulated deficit. When the Group decides to retire the treasury stock, the difference between the par value and the repurchase price is debited into accumulated deficit.

Recent Accounting Pronouncement

(cc)    Recent accounting pronouncement

In June 2016, the FASB issued ASU No. 2016-13 (“ASU 2016-13”), Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. The standard is effective for public business entities for annual periods beginning after December 15, 2019, and interim periods therein. Early adoption is permitted. In November 2019, the FASB issued ASU No. 2019-10 to postpone the effective date of ASU No. 2016-13 for public business entities eligible to be smaller reporting companies defined by the SEC to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in the issued update remove, modify and add disclosure requirements on fair value measurements in Topic 820 Fair Value Measurements. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Certain amendments in the update should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented. Early adoption is permitted upon issuance of this update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In October 2018, the FASB issued ASU No. 2018-17 (“ASU 2018-17”), Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. The updated guidance requires entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety when determining whether a decision-making fee is a variable interest. The amendments in this update are effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. These amendments should be applied retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In November 2018, the FASB issued ASU No. 2018-19 (“ASU 2018-19”), Codification Improvements to Topic 326: Financial Instruments-Credit Losses. It clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The standard is effective for public business entities for annual periods beginning after December 15, 2019, and interim periods therein. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, have no material impact on the Group’s consolidated results of operations or financial position.